Rule 497(e) File Nos. 333-133512

and 811-02733

THE SALOMON BROTHERS FUND INC

Supplement dated July 13, 2006

to Statement of Additional Information dated June 30, 2006

The Supplement dated July 12, 2006 to the Statement of Additional Information of The Salomon Brothers Fund Inc dated June 30, 2006 is hereby withdrawn and should be disregarded.